Information by business segment (Tables)	6 Months Ended
Jun. 30, 2019
Information by business segment
Schedule of information by business segment

	Exploration	Integrated Gas,	Refining	Marketing
1st half 2019	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	4,067	10,208	44,220	43,950	2	—	102,447
Intersegment sales	15,302	1,259	16,310	301	63	(33,235)	—
Excise taxes	—	—	(1,537)	(10,584)	—	—	(12,121)
Revenues from sales	19,369	11,467	58,993	33,667	65	(33,235)	90,326
Operating expenses	(8,234)	(10,287)	(56,502)	(32,178)	(406)	33,235	(74,372)
Depreciation, depletion and impairment of tangible assets and mineral interests	(5,216)	(643)	(763)	(470)	(35)	—	(7,127)
Operating income	5,919	537	1,728	1,019	(376)	—	8,827
Net income (loss) from equity affiliates and other items	367	1,041	260	101	27	—	1,796
Tax on net operating income	(2,585)	(623)	(246)	(334)	124	—	(3,664)
Net operating income	3,701	955	1,742	786	(225)	—	6,959
Net cost of net debt							(1,015)
Non-controlling interests							(77)
Net income - group share							5,867

	Exploration	Integrated Gas,	Refining	Marketing
1st half 2019 (adjustments)(a)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	—	(86)	—	—	—	—	(86)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(86)	—	—	—	—	(86)
Operating expenses	—	(112)	449	40	—	—	377
Depreciation, depletion and impairment of tangible assets and mineral interests	(43)	(11)	(10)	—	—	—	(64)
Operating income(b)	(43)	(209)	439	40	—	—	227
Net income (loss) from equity affiliates and other items	—	413	(47)	(7)	—	—	359
Tax on net operating income	—	(270)	(121)	(13)	—	—	(404)
Net operating income(b)	(43)	(66)	271	20	—	—	182
Net cost of net debt							(8)
Non-controlling interests							47
Net income - group share							221

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect

- On operating income	—	—	486	40	—
- On net operating income	—	—	344	27	—

	Exploration	Integrated Gas,	Refining	Marketing
1st half 2019 (adjusted)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	4,067	10,294	44,220	43,950	2	—	102,533
Intersegment sales	15,302	1,259	16,310	301	63	(33,235)	—
Excise taxes	—	—	(1,537)	(10,584)	—	—	(12,121)
Revenues from sales	19,369	11,553	58,993	33,667	65	(33,235)	90,412
Operating expenses	(8,234)	(10,175)	(56,951)	(32,218)	(406)	33,235	(74,749)
Depreciation, depletion and impairment of tangible assets and mineral interests	(5,173)	(632)	(753)	(470)	(35)	—	(7,063)
Adjusted operating income	5,962	746	1,289	979	(376)	—	8,600
Net income (loss) from equity affiliates and other items	367	628	307	108	27	—	1,437
Tax on net operating income	(2,585)	(353)	(125)	(321)	124	—	(3,260)
Adjusted net operating income	3,744	1,021	1,471	766	(225)	—	6,777
Net cost of net debt							(1,007)
Non-controlling interests							(124)
Adjusted net income - group share							5,646

	Exploration	Integrated Gas,	Refining	Marketing
1st half 2019	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Total expenditures	4,282	1,975	648	527	51		7,483
Total divestments	89	574	239	157	3		1,062
Cash flow from operating activities	7,704	1,533	1,120	843	(1,320)		9,880

	Exploration	Integrated Gas,	Refining	Marketing
1st half 2018	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	5,337	7,887	45,088	43,836	3	—	102,151
Intersegment sales	14,423	961	17,396	491	34	(33,305)	—
Excise taxes	—	—	(1,714)	(11,043)	—	—	(12,757)
Revenues from sales	19,760	8,848	60,770	33,284	37	(33,305)	89,394
Operating expenses	(8,721)	(8,123)	(58,248)	(31,919)	(399)	33,305	(74,105)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,561)	(807)	(617)	(346)	(20)	—	(6,351)
Operating income	6,478	(82)	1,905	1,019	(382)	—	8,938
Net income (loss) from equity affiliates and other items	577	795	417	193	9	—	1,991
Tax on net operating income	(3,119)	(237)	(383)	(297)	181	—	(3,855)
Net operating income	3,936	476	1,939	915	(192)	—	7,074
Net cost of net debt							(791)
Non-controlling interests							74
Net income - group share							6,357

	Exploration	Integrated Gas,	Refining	Marketing
1st half 2018 (adjustments)(a)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	—	13	—	—	—	—	13
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	13	—	—	—	—	13
Operating expenses	(150)	(101)	531	105	(9)	—	376
Depreciation, depletion and impairment of tangible assets and mineral interests	—	(446)	—	—	—	—	(446)
Operating income(b)	(150)	(534)	531	105	(9)	—	(57)
Net income (loss) from equity affiliates and other items	(167)	(15)	25	—	—	—	(157)
Tax on net operating income	121	(21)	(158)	(35)	—	—	(93)
Net operating income(b)	(196)	(570)	398	70	(9)	—	(307)
Net cost of net debt							(19)
Non-controlling interests							246
Net income - group share							(80)

(a)Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b)Of which inventory valuation effect

- On operating income	—	—	531	105	—
- On net operating income	—	—	415	70	—

	Exploration	Integrated Gas,	Refining	Marketing
1st half 2018 (adjusted)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	5,337	7,874	45,088	43,836	3	—	102,138
Intersegment sales	14,423	961	17,396	491	34	(33,305)	—
Excise taxes	—	—	(1,714)	(11,043)	—	—	(12,757)
Revenues from sales	19,760	8,835	60,770	33,284	37	(33,305)	89,381
Operating expenses	(8,571)	(8,022)	(58,779)	(32,024)	(390)	33,305	(74,481)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,561)	(361)	(617)	(346)	(20)	—	(5,905)
Adjusted operating income	6,628	452	1,374	914	(373)	—	8,995
Net income (loss) from equity affiliates and other items	744	810	392	193	9	—	2,148
Tax on net operating income	(3,240)	(216)	(225)	(262)	181	—	(3,762)
Adjusted net operating income	4,132	1,046	1,541	845	(183)	—	7,381
Net cost of net debt							(772)
Non-controlling interests							(172)
Adjusted net income - group share							6,437

	Exploration	Integrated Gas,	Refining	Marketing
1st half 2018	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Total expenditures	8,157	1,022	736	538	58	—	10,511
Total divestments	2,642	592	349	273	3	—	3,859
Cash flow from operating activities	7,796	326	(110)	781	(466)	—	8,327

	Exploration	Integrated Gas,	Refining	Marketing
2nd quarter 2019	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	2,273	3,789	22,509	22,671	—	—	51,242
Intersegment sales	7,586	632	8,293	139	36	(16,686)	—
Excise taxes	—	—	(761)	(5,279)	—	—	(6,040)
Revenues from sales	9,859	4,421	30,041	17,531	36	(16,686)	45,202
Operating expenses	(4,205)	(3,878)	(29,168)	(16,844)	(229)	16,686	(37,638)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,687)	(328)	(389)	(237)	(20)	—	(3,661)
Operating income	2,967	215	484	450	(213)	—	3,903
Net income (loss) from equity affiliates and other items	173	661	111	111	26	—	1,082
Tax on net operating income	(1,161)	(450)	46	(170)	64	—	(1,671)
Net operating income	1,979	426	641	391	(123)	—	3,314
Net cost of net debt							(510)
Non-controlling interests							(48)
Net income - group share							2,756

	Exploration	Integrated Gas,	Refining	Marketing
2nd quarter 2019 (adjustments)(a)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	—	(59)	—	—	—	—	(59)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(59)	—	—	—	—	(59)
Operating expenses	—	(54)	(43)	(34)	—	—	(131)
Depreciation, depletion and impairment of tangible assets and mineral interests	(43)	(11)	(10)	—	—	—	(64)
Operating income (b)	(43)	(124)	(53)	(34)	—	—	(254)
Net income (loss) from equity affiliates and other items	—	407	(49)	(7)	—	—	351
Tax on net operating income	—	(286)	28	9	—	—	(249)
Net operating income(b)	(43)	(3)	(74)	(32)	—	—	(152)
Net cost of net debt							(4)
Non-controlling interests							25
Net income - group share							(131)

(a)Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b)Of which inventory valuation effect

- On operating income	—	—	(6)	(34)	—
- On net operating income	—	—	(1)	(25)	—

	Exploration	Integrated Gas,	Refining	Marketing
2nd quarter 2019 (adjusted)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	2,273	3,848	22,509	22,671	—	—	51,301
Intersegment sales	7,586	632	8,293	139	36	(16,686)	—
Excise taxes	—	—	(761)	(5,279)	—	—	(6,040)
Revenues from sales	9,859	4,480	30,041	17,531	36	(16,686)	45,261
Operating expenses	(4,205)	(3,824)	(29,125)	(16,810)	(229)	16,686	(37,507)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,644)	(317)	(379)	(237)	(20)	—	(3,597)
Adjusted operating income	3,010	339	537	484	(213)	—	4,157
Net income (loss) from equity affiliates and other items	173	254	160	118	26	—	731
Tax on net operating income	(1,161)	(164)	18	(179)	64	—	(1,422)
Adjusted net operating income	2,022	429	715	423	(123)	—	3,466
Net cost of net debt							(506)
Non-controlling interests							(73)
Adjusted net income - group share							2,887

	Exploration	Integrated Gas,	Refining	Marketing
2nd quarter 2019	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Total expenditures	2,257	857	363	383	36		3,896
Total divestments	60	349	70	85	1		565
Cash flow from operating activities	3,768	641	1,658	611	(427)		6,251

	Exploration	Integrated Gas,
2nd quarter 2018	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	3,119	3,547	23,349	22,528	(3)	—	52,540
Intersegment sales	7,646	469	9,440	293	(63)	(17,785)	—
Excise taxes	—	—	(867)	(5,571)	—	—	(6,438)
Revenues from sales	10,765	4,016	31,922	17,250	(66)	(17,785)	46,102
Operating expenses	(4,791)	(3,605)	(30,369)	(16,416)	(122)	17,785	(37,518)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,345)	(603)	(304)	(172)	(11)	—	(3,435)
Operating income	3,629	(192)	1,249	662	(199)	—	5,149
Net income (loss) from equity affiliates and other items	256	441	289	107	11	—	1,104
Tax on net operating income	(1,687)	(104)	(279)	(194)	85	—	(2,179)
Net operating income	2,198	145	1,259	575	(103)	—	4,074
Net cost of net debt							(440)
Non-controlling interests							87
Net income - group share							3,721

	Exploration	Integrated Gas,
2nd quarter 2018 (adjustments) (a)	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	24	—	—	—	—	24
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	24	—	—	—	—	24
Operating expenses	(97)	(9)	569	134	—	—	597
Depreciation, depletion and impairment of tangible assets and mineral interests	—	(424)	—	—	—	—	(424)
Operating income (b)	(97)	(409)	569	134	—	—	197
Net income (loss) from equity affiliates and other items	(66)	(4)	46	1	—	—	(23)
Tax on net operating income	46	(7)	(177)	(38)	—	—	(176)
Net operating income (b)	(117)	(420)	438	97	—	—	(2)
Net cost of net debt							(9)
Non-controlling interests							179
Net income - group share							168

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect

- On operating income	—	—	569	134	—
- On net operating income	—	—	438	97	—

	Exploration	Integrated Gas,
2nd quarter 2018 (adjusted)	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	3,119	3,523	23,349	22,528	(3)	—	52,516
Intersegment sales	7,646	469	9,440	293	(63)	(17,785)	—
Excise taxes	—	—	(867)	(5,571)	—	-	(6,438)
Revenues from sales	10,765	3,992	31,922	17,250	(66)	(17,785)	46,078
Operating expenses	(4,694)	(3,596)	(30,938)	(16,550)	(122)	17,785	(38,115)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,345)	(179)	(304)	(172)	(11)	—	(3,011)
Adjusted operating income	3,726	217	680	528	(199)	—	4,952
Net income (loss) from equity affiliates and other items	322	445	243	106	11	—	1,127
Tax on net operating income	(1,733)	(97)	(102)	(156)	85	—	(2,003)
Adjusted net operating income	2,315	565	821	478	(103)	—	4,076
Net cost of net debt							(431)
Non-controlling interests							(92)
Adjusted net income - group share							3,553

	Exploration	Integrated Gas,
2nd quarter 2018	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	2,612	447	404	310	14		3,787
Total divestments	466	439	324	45	—		1,274
Cash flow from operating activities	4,474	258	999	841	(326)		6,246